Exhibit 1. Consolidated subsidiaries, associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of consolidated subsidiaries, associates and joint ventures
Disclosure of interests in subsidiaries

Consolidated subsidiary companies (1/2)

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Refinería de Cartagena S.A.S.	U.S. dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	17,260,342	63,700	26,738,049	9,477,707
Cenit Transporte y Logística S.A.S.	Colombian peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	15,289,423	4,322,501	17,470,013	2,180,590
Oleoducto Central S. A. - Ocensa	U.S. dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,718,707	2,697,990	7,172,245	3,453,538
Ecopetrol Global Energy S.L.U	U.S. dollar	100%	Investment vehicle	Spain	Spain	7,889,271	1,256,639	7,892,018	2,747
Hocol Petroleum Limited	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	3,008,263	378,889	3,008,416	153
Ecopetrol América LLC.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	2,529,782	(64,032)	3,067,856	538,074
Hocol S.A.	U.S. dollar	100%	Exploration, exploitation and production of hydrocarbons	Cayman Islands	Colombia	2,000,248	366,311	3,293,912	1,293,664
Esenttia S.A.	U.S. dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	1,652,851	197,639	2,100,014	447,163
Ecopetrol Capital AG	U.S. dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group.	Switzerland	Switzerland	1,630,044	124,098	6,885,838	5,255,794
Andean Chemicals Ltd.	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	1,158,661	(190,135)	1,159,558	897
Oleoducto Bicentenario de Colombia S.A.S.	Colombian peso	55.97%	Transportation by crude oil pipelines	Colombia	Colombia	1,569,418	575,910	3,792,998	2,223,580
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian peso	65%	Transportation by crude oil pipelines	Panama	Colombia	1,079,130	485,516	1,654,772	575,642
Inversiones de Gases de Colombia S.A. Invercolsa S.A. (1)	Colombian peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	817,849	18,198	1,361,333	543,484

Consolidated subsidiaries (2/2)

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Black Gold Re Ltd.	U.S. dollar	100%	Reinsurer for companies of the Ecopetrol Business Group	Bermuda	Bermuda	751,916	54,547	888,577	136,661
Oleoducto de Colombia S.A. – ODC	Colombian peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	422,898	329,775	663,666	240,768
Bioenergy S.A.S	Colombian peso	99.61%	Production of biofuels	Colombia	Colombia	46,756	(270,376)	219,686	172,930
Esenttia Masterbatch Ltda	Colombian peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	263,152	113,587	347,308	84,156
Ecopetrol Oleo é Gas do Brasil Ltda.	Brazilian real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	728,744	(140,819)	757,348	28,604
Bioenergy Zona Franca S.A.S.	Colombian peso	99.61%	Production of biofuels	Colombia	Colombia	(89,565)	(236,088)	358,751	448,316
Ecopetrol del Perú S.A.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	50,311	(2,025)	52,351	2,040
ECP Hidrocarburos de México S.A. de C.V.	U.S. dollar	100%	Offshore exploration	Mexico	Mexico	38,144	(73,303)	70,854	32,710
Ecopetrol Costa Afuera S.A.S.	Colombian peso	100%	Offshore exploration	Colombia	Colombia	12,208	(3,760)	32,130	19,922
Esenttia Resinas del Perú SAC	U.S. dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	4,830	101	28,831	24,001
Ecopetrol Energía S.A.S E.S.P.	Colombian peso	100%	Energy supply service	Colombia	Colombia	7,405	3,990	106,773	99,368
Ecopetrol Germany Gmbh (2)	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	Germany	Angola	2,283	(12)	2,283	—
Ecopetrol USA Inc.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	7,070,295	1,483,597	7,070,295	—
Ecopetrol Permian LLC.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	3,043,138	(4,768)	3,044,851	1,713
Topili Servicios Administrativos S de RL de CV	Mexican peso	100%	Specialized management services	Mexico	Mexico	46	(4)	49	3
Kalixpan Servicios Técnicos S de RL de CV	Mexican peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	(3)	(3)	1	4

(1)	Values according to consolidated financial statements of the company. The result in profit (loss) corresponds to one month of operation. Assets and liabilities values as of December 2019.
(2)	Company in liquidation process.

Disclosure of interests in associates

Exhibit 1 – Consolidated subsidiaries, associates and joint ventures

Consolidated subsidiary companies (1/2)

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Refinería de Cartagena S.A.S.	U.S. dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	17,260,342	63,700	26,738,049	9,477,707
Cenit Transporte y Logística S.A.S.	Colombian peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	15,289,423	4,322,501	17,470,013	2,180,590
Oleoducto Central S. A. - Ocensa	U.S. dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,718,707	2,697,990	7,172,245	3,453,538
Ecopetrol Global Energy S.L.U	U.S. dollar	100%	Investment vehicle	Spain	Spain	7,889,271	1,256,639	7,892,018	2,747
Hocol Petroleum Limited	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	3,008,263	378,889	3,008,416	153
Ecopetrol América LLC.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	2,529,782	(64,032)	3,067,856	538,074
Hocol S.A.	U.S. dollar	100%	Exploration, exploitation and production of hydrocarbons	Cayman Islands	Colombia	2,000,248	366,311	3,293,912	1,293,664
Esenttia S.A.	U.S. dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	1,652,851	197,639	2,100,014	447,163
Ecopetrol Capital AG	U.S. dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group.	Switzerland	Switzerland	1,630,044	124,098	6,885,838	5,255,794
Andean Chemicals Ltd.	U.S. dollar	100%	Investment vehicle	Bermuda	Bermuda	1,158,661	(190,135)	1,159,558	897
Oleoducto Bicentenario de Colombia S.A.S.	Colombian peso	55.97%	Transportation by crude oil pipelines	Colombia	Colombia	1,569,418	575,910	3,792,998	2,223,580
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian peso	65%	Transportation by crude oil pipelines	Panama	Colombia	1,079,130	485,516	1,654,772	575,642
Inversiones de Gases de Colombia S.A. Invercolsa S.A. (1)	Colombian peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	817,849	18,198	1,361,333	543,484

Consolidated subsidiaries (2/2)

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Black Gold Re Ltd.	U.S. dollar	100%	Reinsurer for companies of the Ecopetrol Business Group	Bermuda	Bermuda	751,916	54,547	888,577	136,661
Oleoducto de Colombia S.A. – ODC	Colombian peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	422,898	329,775	663,666	240,768
Bioenergy S.A.S	Colombian peso	99.61%	Production of biofuels	Colombia	Colombia	46,756	(270,376)	219,686	172,930
Esenttia Masterbatch Ltda	Colombian peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	263,152	113,587	347,308	84,156
Ecopetrol Oleo é Gas do Brasil Ltda.	Brazilian real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	728,744	(140,819)	757,348	28,604
Bioenergy Zona Franca S.A.S.	Colombian peso	99.61%	Production of biofuels	Colombia	Colombia	(89,565)	(236,088)	358,751	448,316
Ecopetrol del Perú S.A.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	50,311	(2,025)	52,351	2,040
ECP Hidrocarburos de México S.A. de C.V.	U.S. dollar	100%	Offshore exploration	Mexico	Mexico	38,144	(73,303)	70,854	32,710
Ecopetrol Costa Afuera S.A.S.	Colombian peso	100%	Offshore exploration	Colombia	Colombia	12,208	(3,760)	32,130	19,922
Esenttia Resinas del Perú SAC	U.S. dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	4,830	101	28,831	24,001
Ecopetrol Energía S.A.S E.S.P.	Colombian peso	100%	Energy supply service	Colombia	Colombia	7,405	3,990	106,773	99,368
Ecopetrol Germany Gmbh (2)	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	Germany	Angola	2,283	(12)	2,283	—
Ecopetrol USA Inc.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	7,070,295	1,483,597	7,070,295	—
Ecopetrol Permian LLC.	U.S. dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	3,043,138	(4,768)	3,044,851	1,713
Topili Servicios Administrativos S de RL de CV	Mexican peso	100%	Specialized management services	Mexico	Mexico	46	(4)	49	3
Kalixpan Servicios Técnicos S de RL de CV	Mexican peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	(3)	(3)	1	4

(1)	Values according to consolidated financial statements of the company. The result in profit (loss) corresponds to one month of operation. Assets and liabilities values as of December 2019.
(2)	Company in liquidation process.

Associated companies and joint ventures

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Associates
Serviport S.A. (1)	Colombian peso	49%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements	Colombia	Colombia	22,593	1,164	59,044	36,451
Sociedad Portuaria Olefinas y Derivados S.A. (1)	Colombian peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks	Colombia	Colombia	3,816	646	6,753	2,937

Joint ventures
Equion Energía Limited	U.S. dollar	51%	Exploration, exploitation and production of hydrocarbons	United Kingdom	Colombia	2,234,067	396,380	2,625,837	391,770
Offshore International Group Inc.	U.S. dollar	50%	Exploration, exploitation and production of hydrocarbons	United States	Peru	736,847	(48,247)	1,766,271	1,029,424
Ecodiesel Colombia S.A. (2)	Colombian peso	50%	Production, commercialization and distribution of biofuels and oleochemicals	Colombia	Colombia	92,191	17,964	147,087	54,896

(1)	Information available as of September 30, 2019. The investment is 100% impaired as of December 31, 2019.
(2)	Information available as of November 30, 2019.